Income Taxes (Tables)	12 Months Ended
Mar. 31, 2024
Income Tax Disclosure [Abstract]
Income before Income Tax Expense by Jurisdiction
Income (loss) before income tax expense (benefit) by jurisdiction for the fiscal years ended March 31, 2022, 2023 and 2024 was as follows:

	2022	2023 (Restated)	2024
	(in millions)
Domestic income (loss)	¥(886,921)	¥(588,227)	¥611,036
Foreign income	828,194	1,036,449	1,271,558
Total	¥(58,727)	¥448,222	¥1,882,594

Details of Current and Deferred Income Tax Expense (Benefit)
The detail of current and deferred income tax expense (benefit) for the fiscal years ended March 31, 2022, 2023 and 2024 was as follows:

	2022	2023 (Restated)	2024
	(in millions)
Current:
Domestic	¥243,993	¥250,780	¥106,951
Foreign	112,164	200,669	301,493
Total	356,157	451,449	408,444
Deferred:
Domestic	(308,214)	(348,997)	88,339
Foreign	(62,454)	(61,278)	4,784
Total	(370,668)	(410,275)	93,123
Income tax expense (benefit)	(14,511)	41,174	501,567
Income tax expense (benefit) reported in Accumulated OCI relating to:
Investment securities	(87,628)	(60,071)	32,665
Debt valuation adjustments	10,296	7,858	(19,707)
Derivatives qualifying for cash flow hedges	(4,968)	(2,142)	(84)
Defined benefit plans	19,039	(10,341)	170,175
Foreign currency translation adjustments	96,742	86,576	156,027
Total	33,481	21,880	339,076
Total	¥18,970	¥63,054	¥840,643

Prior to the fiscal year ended March 31, 2023, the MUFG Group filed tax returns on a consolidated basis for corporate income taxes within Japan, and from the beginning of fiscal year ended March 31, 2023, the MUFG Group applied the Group Tax Sharing System, where the calculation of taxable income or loss is still made based upon the combined profits or losses of the parent company and its wholly-owned domestic subsidiaries, but the tax payments are made by each of these companies.

Reconciliation of Effective Income Tax Rate
A reconciliation of the effective income tax rates reflected in the accompanying consolidated statements of operations to the combined normal effective statutory tax rates for the fiscal years ended March 31, 2022, 2023 and 2024 is as follows:

	2022	2023 (Restated)		2024
Combined normal effective statutory tax rate	30.6%	30.6%		30.6%
Nondeductible expenses	(12.0)	1.1		0.4
Impairment of goodwill	—	2.2		—
Foreign tax credit and payments	28.7	(6.9)		0.9
Lower tax rates applicable to income of subsidiaries	30.8	(4.1)		(1.5)
Change in valuation allowance	(90.1)	(1.3)		(1.4)
Taxation for gain on sale of shares in subsidiary	—	5.0	(1)	—
Nontaxable dividends received	85.1	(21.7)		(4.1)
Undistributed earnings of subsidiaries	(25.6)	(0.4)		0.9
Tax and interest expense for uncertainty in income taxes	(10.8)	—		—
Noncontrolling interest income	(0.7)	0.4		0.6
Effect of changes in tax laws	(2.4)	0.9		—
Expiration of loss carryforward	(7.0)	0.2		0.1
Other—net	(1.9)	3.2		0.1
Effective income tax rate	24.7%	9.2%		26.6%

Note:
(1)In March 2023, MUAH repurchased a portion of the shares in MUAH held by MUFG and MUFG Bank. The transaction resulted in the realization of a difference between the book value of the shares in MUAH for accounting and tax purposes, resulting in a ¥22,250 million increase in income tax expense and a 5.0 percentage points increase in the effective tax rate for the fiscal year ended March 31, 2023.

Components of Net Deferred Tax Assets	The tax effects of the items comprising the MUFG Group’s net deferred tax assets at March 31, 2023 and 2024 were as follows:

	2023	2024
	(in millions)
Deferred tax assets:
Allowance for credit losses	¥418,732	¥456,512
Operating loss carryforwards	99,870	91,893
Loans	561	—
Accrued liabilities and other	413,587	383,888
Premises and equipment	119,395	122,682
Derivative financial instruments	303,644	528,280
Obligations under operating leases	88,088	86,146
Valuation allowance	(153,053)	(130,948)
Total deferred tax assets	¥1,290,824	¥1,538,453

	2023	2024
	(in millions)
Deferred tax liabilities:
Investment securities (including trading account assets at fair value under the fair value option)	379,581	728,752
Loans	—	1,936
Intangible assets	65,973	73,942
Lease transactions	12,514	11,619
Defined benefit plans	50,730	221,796
Investments in subsidiaries and affiliates	639,592	838,033
Right-of-use assets of operating leases	64,741	60,199
Other	103,915	72,981
Total deferred tax liabilities	1,317,046	2,009,258
Net deferred tax liabilities	¥(26,222)	¥(470,805)

Operating Loss Carryforwards and Tax Credit Carryforwards	Such carryforwards, if not utilized, are scheduled to expire as follows:

	Operating loss carryforwards	Tax credit carryforwards
	(in millions)
Fiscal year ending March 31:
2025	¥84,613	¥622
2026	53,952	169
2027	551	170
2028	688	161
2029	14,585	352
2030	2,666	160
2031 and thereafter	7,006	18,120
No definite expiration date	29,980	1,776
Total	¥194,041	¥21,530

Roll-forward of Unrecognized Tax Benefits
The following is a roll-forward of the MUFG Group’s unrecognized tax benefits for the fiscal years ended March 31, 2022, 2023 and 2024:

	2022	2023	2024
	(in millions)
Balance at beginning of fiscal year	¥13,829	¥21,794	¥25,400
Gross amount of increases for current year’s tax positions	28	451	32
Gross amount of increases for prior years’ tax positions	6,320	279	—
Gross amount of decreases for prior years’ tax positions	(183)	(166)	(16,719)
Decreases due to lapse of applicable statutes of limitations	(8)	(116)	—
Foreign exchange translation and other	1,808	3,158	1,808
Balance at end of fiscal year	¥21,794	¥25,400	¥10,521

Roll-forward of Interest and Penalties Recognized	The following is a roll-forward of the interest and penalties recognized in the accompanying consolidated financial statements for the fiscal years ended March 31, 2022, 2023 and 2024:

	2022	2023	2024
	(in millions)
Balance at beginning of fiscal year	¥2,417	¥2,848	¥2,167
Total interest and penalties in the consolidated statements of operations	156	(1,052)	(1,218)
Total cash settlements, foreign exchange translation and other	275	371	311
Balance at end of fiscal year	¥2,848	¥2,167	¥1,260

Status of Years under Audit or Open to Examination by Major Tax Jurisdictions	The following are the major tax jurisdictions in which the MUFG Group operates and the status of years under audit or open to examination:

Jurisdiction	Tax years
Japan	2022 and forward
United States—Federal	2019 and forward
United States—California	2016 and forward
Indonesia	2018 and forward